CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
NET REVENUES	$ 8,043	$ 6,530	$ 61,800
COST OF REVENUES	3,192	3,459	33,337
GROSS PROFIT	4,851	3,071	28,463
RESEARCH AND DEVELOPMENT EXPENSES	1,588	3,528	7,279
SELLING AND MARKETING EXPENSES	5,950	14,756	35,442
GENERAL AND ADMINISTRATIVE EXPENSES	9,567	16,219	28,586
OTHER INCOME (EXPENSES)	(2,359)	44,064
OPERATING INCOME (LOSS)	(14,613)	12,632	(42,844)
FINANCIAL INCOME	8,401	20,889	13,562
FINANCIAL EXPENSES	2,056	9,605	42,387
Financial income (expenses), net	6,345	11,284	(28,825)
INCOME (LOSS) AND COMPREHENSIVE INCOME (LOSS) FOR THE YEAR	$ (8,268)	$ 23,916	$ (71,669)
EARNINGS (LOSS) PER ORDINARY SHARE, basic (U.S. dollars)	$ 0	$ 0.01	$ (0.12)
EARNINGS (LOSS) PER ORDINARY SHARE, diluted (U.S. dollars)	$ 0	$ 0.01	$ (0.12)